LONG TERM LIABILITIES (Details Narrative 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Promissory note	$ 208,000	$ 223,000
Interest expense, promissory note	2,800	8,000	$ 0
Accrued interest, promissory note	$ 69,000	$ 69,000